Operating expenses - Disclosure of Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (11,982)	€ (10,543)
Payroll costs (including share-based payments)	(5,239)	(5,395)
Depreciation, amortization, and provision expenses	(583)	(670)
Total research and development expenses	€ (17,805)	€ (16,608)